Intangible Assets, Net (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense related to intangible assets		$ 1,017,202		$ 599,730	$ 2,027,191	$ 1,694,907	$ 3,729,313	$ 1,919,480
Amortization expense related to intangible assets	$ 1,009,988		$ 1,017,202		$ 2,027,191	$ 1,694,907	$ 3,729,313	$ 1,919,480